CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 117,063	$ 211,944
Short-term investments	129,619	26,126
Prepaid expenses and other current assets	16,642	12,911
Amounts due from related parties	2,631	1,592
Deferred tax assets-current	6,139	4,335
Total current assets	272,094	256,908
Property and equipment, net	34,826	40,616
Acquired intangible assets, net		563
Deferred tax assets-noncurrent	1,460	2,585
Rental deposits	4,807	4,493
Long-term investments	15,197	5,125
Goodwill	897	3,729
Other noncurrent assets	2,337	2,246
Total assets	331,618	316,265
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated VIE without recourse to the Company of $105,027 and $103,871 as of December 31, 2012 and 2013, respectively)	103,871	105,027
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $23,051 and $29,993 as of December 31, 2012 and 2013, respectively)	35,275	25,157
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Company of $4,329 and $8,675 as of December 31, 2012 and 2013, respectively)	9,383	4,329
Dividends payable (including dividends payable of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2012 and 2013, respectively)		22,665
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2012 and 2013, respectively)	347	347
Total current liabilities	148,876	157,525
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Company of $28,765 and $29,983 as of December 31, 2012 and 2013, respectively)	29,983	28,765
Deferred income-noncurrent (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2012 and 2013, respectively)	260	607
Deferred tax liabilities-noncurrent (including deferred tax liabilities of the consolidated VIE without recourse to the Company of $141 and nil as of December 31, 2012 and 2013, respectively)		141
Total liabilities	179,119	187,038
Commitments (Note 16)
Equity
Ordinary shares (par value $0.0001 per share; 469,647,160 shares authorized; 140,027,952 and 144,243,870 shares issued; 130,377,436 and 133,610,982 shares outstanding as of December 31, 2012 and 2013, respectively)	14	14
Treasury shares, at cost	(16,124)	(16,124)
Additional paid-in capital	157,149	149,303
Statutory reserves	3,952	2,028
(Accumulated deficits) retained earnings	7,181	(7,046)
Accumulated other comprehensive (loss) income	215	(311)
Total Xueda Education Group shareholders' equity	152,387	127,864
Noncontrolling interests	112	1,363
Total equity	152,499	129,227
Total liabilities and equity	$ 331,618	$ 316,265